Derivative Instruments and Hedging Activities - Additional Information (Details) gal in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) $ / gal gal	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / gal	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) Agreement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amortization of option interest rate cap premium	$ 1.5	$ 1.9	$ 2.1	$ 1.3	$ 0.0
Interest Rate Caps [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of interest rate cap agreements | Agreement					4
Amortization of option interest rate cap premium	1.5	1.9
Notional amounts of the contracts	797.1		$ 1,102.9
Interest Rate Caps [Member] | Other Assets [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Premium included in other assets from condensed consolidated balance sheet					$ 5.0
Fuel Commodity Derivatives [Member] | Other Income (Expense), Net [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Changes in the fair value and settlements of fuel derivative instruments	$ 9.5	$ 0.0
Fuel Commodity Derivatives [Member] | Minimum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged strike prices (in dollars per share) | $ / gal	2.2		2.20
Fuel Commodity Derivatives [Member] | Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged strike prices (in dollars per share) | $ / gal	2.84		2.84
Fuel Commodity Derivatives, Fiscal 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Commodity volume hedged | gal	5.9
Fuel Commodity Derivatives, Fiscal 2016 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Commodity volume hedged | gal	13.4